Auditors' remuneration - Summary of auditors' remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional information [abstract]
Audit fees payable to PwC	$ 84.8	$ 65.7	$ 62.0
Other audit fees payable	1.2	1.6	1.2
Year ended 31 Dec	$ 86.0	$ 67.3	$ 63.2